Benefit Plans (Movements in Other Comprehensive Earnings (Losses)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization:
Net losses	$ 281	$ 185	$ 105
Prior service cost	10	10	8
Net transition obligation	0	1	1
Other income/expense:
Net loss	1	4	3
Deferred income taxes	(49)	(37)	(23)
Amounts transferred to earnings as components of net periodic benefit cost	243	163	94
Other movements during the year:
Net losses	1,157	(1,091)	(1,160)
Prior service cost	(1)	4	(17)
Net transition obligation	1
Deferred income taxes	(81)	144	148
Other movements during the year	1,076	(943)	(1,029)
Total movements in other comprehensive losses	1,319	(780)	(935)
Pension [Member]
Amortization:
Net losses	216	129	63
Prior service cost	10	10	9
Net transition obligation	0	1	1
Other income/expense:
Net loss	1	4	3
Deferred income taxes	(29)	(20)	(10)
Amounts transferred to earnings as components of net periodic benefit cost	198	124	66
Other movements during the year:
Net losses	1,236	(931)	(1,042)
Prior service cost	(1)	0	(17)
Net transition obligation	1
Deferred income taxes	(103)	98	110
Other movements during the year	1,133	(833)	(949)
Total movements in other comprehensive losses	1,331	(709)	(883)
Postretirement [Member]
Amortization:
Net losses	5	3	3
Prior service cost	0	0	(1)
Net transition obligation	0	0	0
Other income/expense:
Net loss	0	0	0
Deferred income taxes	(2)	(1)	(1)
Amounts transferred to earnings as components of net periodic benefit cost	3	2	1
Other movements during the year:
Net losses	30	(31)	(11)
Prior service cost	0	4	0
Net transition obligation	0
Deferred income taxes	(10)	8	5
Other movements during the year	20	(19)	(6)
Total movements in other comprehensive losses	23	(17)	(5)
Postemployment Benefit Plans [Member]
Amortization:
Net losses	60	53	39
Prior service cost	0	0	0
Net transition obligation	0	0	0
Other income/expense:
Net loss	0	0	0
Deferred income taxes	(18)	(16)	(12)
Amounts transferred to earnings as components of net periodic benefit cost	42	37	27
Other movements during the year:
Net losses	(109)	(129)	(107)
Prior service cost	0	0	0
Net transition obligation	0
Deferred income taxes	32	38	33
Other movements during the year	(77)	(91)	(74)
Total movements in other comprehensive losses	$ (35)	$ (54)	$ (47)